Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable (Table)

	December 31, 2022	December 31, 2021
Suppliers, repairers	$12,802	$6,339
Insurers, agents and brokers	510	355
Payables to charterers	6,306	1,566
Other creditors	3,137	4,899
Total	$22,755	$13,159